Derivative Assets And Liabilities (Fair Value Of Derivative Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Asset Derivatives	$ 454	$ 770
Liability Derivatives	(532)	(771)
Designated as Hedging Instrument [Member]
Asset Derivatives	38	43
Liability Derivatives	(3)	0
Designated as Hedging Instrument [Member] | Commodity Derivatives (Margin Deposits) [Member]
Asset Derivatives	38	43
Liability Derivatives	(3)	0
Not Designated as Hedging Instrument [Member]
Asset Derivatives	416	727
Liability Derivatives	(529)	(771)
Not Designated as Hedging Instrument [Member] | Commodity Derivatives (Margin Deposits) [Member]
Asset Derivatives	353	617
Liability Derivatives	(306)	(577)
Not Designated as Hedging Instrument [Member] | Commodity Derivatives [Member]
Asset Derivatives	63	107
Liability Derivatives	(47)	(23)
Not Designated as Hedging Instrument [Member] | Interest Rate Derivatives [Member]
Asset Derivatives	0	3
Liability Derivatives	(171)	(155)
Not Designated as Hedging Instrument [Member] | Embedded Derivatives [Member]
Asset Derivatives	0	0
Liability Derivatives	(5)	(16)
Broker cleared derivative contracts [Member]
Asset Derivatives	391	660
Liability Derivatives	$ (309)	$ (577)